Corporate Information	6 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

The financial report of Critical Metals Corp (CRML or the Company), and its wholly owned entities as disclosed in Note 31 (the Group) for the half years ended 31 December 2024 and 31 December 2023 was authorised for issue in accordance with a resolution of the directors on 18 March 2025.

On 26 October 2022, European Lithium Ltd (ASX: EUR) (EUR) announced that it has entered into a business combination agreement with Sizzle Acquisition Corp., a US special purpose acquisition company listed on NASDAQ (NASDAQ:SZZL) (Sizzle), pursuant to which EUR will effectively sell down its shareholding in European Lithium AT (Investments) Ltd, ECM Lithium AT GmbH and ECM Lithium AT Operating GmbH (collectively EUR Austria), which hold the Wolfsberg Lithium Project (the Wolfsberg Project) and certain other mineral permits prospective for lithium in Austria, in consideration for the issue of shares in the Company (Transaction). The Transaction was approved by EUR shareholders on 20 January 2023 and on 22 February 2024, Sizzle shareholders approved the Transaction at a special meeting. CRML commenced trading on the Nasdaq on 28 February 2024.

The nature of the operations and principal activities of the Company during the period was lithium exploration in Austria. The Group is focused on the development of the wholly-owned Wolfsberg Project located in Carinthia, Austria. The Group has legal right and tenure over the Wolfsberg Project through its wholly owned subsidiary ECM Lithium AT GmbH (ECM Lithium). ECM Lithium has 54 exploration licenses which are valid until 31 December 2029 and 20 mining licenses which are valid until 31 December 2025. In addition, the Group holds a 20% interest EV Resources GmbH, an unlisted entity which holds the Weinebene and Eastern Alps Lithium Projects as well as a 42% interest in Tanbreez Mining Greenland A/S an unlisted entity which holds an exploitation permit for rare earths in Greenland.

The Company is a public company limited by shares incorporated and domiciled in the British Virgin Islands whose shares are publicly traded on the NASDAQ. The registered office of the Company is at Kingston Chambers, PO Box 173, Road Town, Tortola, British Virgin Islands.